Subsequent Events (Details Narrative) - $ / shares	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock par value		$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member] | Investor [Member] | Unregistered Warrant [Member]
Warrant exercise price	$ 0.60
Subsequent Event [Member] | July 2020 Purchase Agreement [Member] | Investor [Member]
Number of common stock shares issued	373,766
Common stock par value	$ 0.01
Subsequent Event [Member] | July 2020 Purchase Agreement [Member] | Investor [Member] | Prefunded Warrants [Member]
Warrants to purchase common stock	150,000
Warrant exercise price	$ 0.01
Subsequent Event [Member] | July 2020 Purchase Agreement [Member] | Investor [Member] | Unregistered Warrant [Member]
Number of common stock shares issued	1,000,000
Warrants to purchase common stock	340,448
Warrant exercise price	$ 1.828
Warrants term	5 years